Quarterly Report
March 31, 2019
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 100.1%
Aerospace – 3.5%
Boeing Co.	4,399	$1,677,867
CACI International, Inc., “A” (a)	2,701	491,636
Curtiss-Wright Corp.	3,007	340,813
FLIR Systems, Inc.	3,092	147,117
Honeywell International, Inc.	11,441	1,818,204
Northrop Grumman Corp.	5,390	1,453,144
United Technologies Corp.	9,594	1,236,571
		$7,165,352
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	4,410	$773,205
Apparel Manufacturers – 0.8%
Levi Strauss & Co., “A” (a)	1,520	$35,796
NIKE, Inc., “B”	11,659	981,804
Skechers USA, Inc., “A” (a)	15,385	517,090
		$1,534,690
Automotive – 0.6%
Copart, Inc. (a)	7,942	$481,206
Lear Corp.	3,919	531,848
Stoneridge, Inc. (a)	10,162	293,275
		$1,306,329
Biotechnology – 0.7%
Biogen, Inc. (a)	4,353	$1,028,962
Illumina, Inc. (a)	1,559	484,366
		$1,513,328
Broadcasting – 0.5%
Netflix, Inc. (a)	2,609	$930,265
Brokerage & Asset Managers – 2.4%
Blackstone Group LP	33,252	$1,162,822
CME Group, Inc.	6,094	1,002,951
HealthEquity, Inc. (a)	3,298	243,986
TD Ameritrade Holding Corp.	30,093	1,504,349
TMX Group Ltd.	15,707	1,011,637
		$4,925,745
Business Services – 4.6%
Amdocs Ltd.	7,326	$396,410
CarGurus, Inc. (a)	20,929	838,416
Cognizant Technology Solutions Corp., “A”	12,601	912,942
DXC Technology Co.	11,101	713,905
Equinix, Inc., REIT	1,442	653,457
Fidelity National Information Services, Inc.	8,759	990,643
First Data Corp. (a)	18,276	480,111
FleetCor Technologies, Inc. (a)	5,002	1,233,443
Global Payments, Inc.	7,171	978,985
Grand Canyon Education, Inc. (a)	5,612	642,630
Total System Services, Inc.	5,303	503,838
Verisk Analytics, Inc., “A”	7,938	1,055,754
		$9,400,534

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 1.0%
Altice USA, Inc.	51,417	$1,104,437
Comcast Corp., “A”	21,710	867,966
		$1,972,403
Chemicals – 1.9%
CF Industries Holdings, Inc.	13,351	$545,789
DowDuPont, Inc. (a)(w)	24,805	894,716
FMC Corp.	7,128	547,573
Ingevity Corp. (a)	3,638	384,209
PPG Industries, Inc.	12,249	1,382,545
		$3,754,832
Computer Software – 6.6%
8x8, Inc. (a)	23,297	$470,599
Adobe Systems, Inc. (a)	9,255	2,466,365
Cadence Design Systems, Inc. (a)	14,735	935,820
DocuSign, Inc. (a)	11,961	620,058
Microsoft Corp.	44,755	5,278,405
Nuantix. Inc. (a)	6,021	227,233
Salesforce.com, Inc. (a)	21,366	3,383,733
		$13,382,213
Computer Software - Systems – 4.9%
Apple, Inc. (s)	43,961	$8,350,392
Pluralsight, Inc., “A” (a)	19,485	618,454
Rapid7, Inc. (a)	17,129	866,899
		$9,835,745
Construction – 0.8%
Toll Brothers, Inc.	19,120	$692,144
Vulcan Materials Co.	8,400	994,560
		$1,686,704
Consumer Products – 1.5%
Colgate-Palmolive Co.	14,803	$1,014,598
Kimberly-Clark Corp.	6,914	856,644
Procter & Gamble Co.	9,855	1,025,413
Sensient Technologies Corp.	3,112	210,962
		$3,107,617
Consumer Services – 1.0%
Bookings Holdings, Inc. (a)	787	$1,373,244
Bright Horizons Family Solutions, Inc. (a)	4,508	573,012
		$1,946,256
Containers – 0.6%
Berry Global Group, Inc. (a)	14,051	$756,927
Sealed Air Corp.	8,232	379,166
		$1,136,093
Electrical Equipment – 2.3%
AMETEK, Inc.	19,336	$1,604,308
Fortive Corp.	8,957	751,403
HD Supply Holdings, Inc. (a)	16,427	712,110
Resideo Technologies, Inc. (a)	1,831	35,320
Sensata Technologies Holding PLC (a)	15,863	714,152
TE Connectivity Ltd.	7,202	581,561
WESCO International, Inc. (a)	5,161	273,585
		$4,672,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.1%
Analog Devices, Inc.	18,834	$1,982,655
Applied Materials, Inc.	5,021	199,133
IPG Photonics Corp. (a)	1,240	188,207
Marvell Technology Group Ltd.	41,449	824,421
Mellanox Technologies Ltd. (a)	2,519	298,149
Monolithic Power Systems, Inc.	1,399	189,550
Silicon Laboratories, Inc. (a)	3,361	271,770
Texas Instruments, Inc.	21,468	2,277,111
		$6,230,996
Energy - Independent – 1.8%
Diamondback Energy, Inc.	1,799	$182,652
EOG Resources, Inc.	13,085	1,245,430
Hess Corp.	5,760	346,925
Marathon Petroleum Corp.	18,574	1,111,654
Parsley Energy, Inc., “A” (a)	8,175	157,778
Pioneer Natural Resources Co.	3,815	580,948
		$3,625,387
Energy - Integrated – 2.0%
Chevron Corp.	32,676	$4,025,030
Engineering - Construction – 0.2%
KBR, Inc.	18,548	$354,081
Entertainment – 0.1%
World Wrestling Entertainment, Inc., “A”	2,314	$200,809
Food & Beverages – 2.8%
Archer Daniels Midland Co.	9,085	$391,836
Coca-Cola Co.	18,769	879,515
Hostess Brands, Inc. (a)	35,091	438,638
J.M. Smucker Co.	3,553	413,925
Mondelez International, Inc.	28,260	1,410,739
PepsiCo, Inc.	16,897	2,070,727
		$5,605,380
Gaming & Lodging – 0.9%
Hilton Worldwide Holdings, Inc.	16,606	$1,380,125
Marriott International, Inc., “A”	2,744	343,247
		$1,723,372
General Merchandise – 1.3%
Dollar General Corp.	12,073	$1,440,309
Dollar Tree, Inc. (a)	12,012	1,261,740
		$2,702,049
Health Maintenance Organizations – 1.5%
Cigna Corp.	10,261	$1,650,174
Humana Inc.	4,868	1,294,888
		$2,945,062
Insurance – 4.3%
Aon PLC	23,331	$3,982,602
Assurant, Inc.	7,434	705,561
Athene Holding Ltd. (a)	9,086	370,709
Chubb Ltd.	13,339	1,868,527
Everest Re Group Ltd.	1,604	346,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Hartford Financial Services Group, Inc.	27,634	$1,373,962
		$8,647,761
Internet – 4.7%
Alphabet, Inc., “A” (a)(s)	5,194	$6,112,766
Facebook, Inc., “A” (a)	20,601	3,433,981
		$9,546,747
Leisure & Toys – 0.9%
Brunswick Corp.	8,296	$417,538
Electronic Arts, Inc. (a)	13,064	1,327,694
		$1,745,232
Machinery & Tools – 1.3%
Flowserve Corp.	13,493	$609,074
IDEX Corp.	2,866	434,887
ITT, Inc.	7,064	409,712
Roper Technologies, Inc.	3,602	1,231,776
		$2,685,449
Major Banks – 1.8%
Goldman Sachs Group, Inc.	10,472	$2,010,519
PNC Financial Services Group, Inc.	8,880	1,089,221
State Street Corp.	9,322	613,481
		$3,713,221
Medical & Health Technology & Services – 1.4%
Guardant Health, Inc. (a)	1,800	$138,060
HCA Healthcare, Inc.	7,271	947,993
ICON PLC (a)	5,497	750,780
IDEXX Laboratories, Inc. (a)	1,738	388,617
McKesson Corp.	4,702	550,416
		$2,775,866
Medical Equipment – 4.1%
Becton, Dickinson and Co.	4,700	$1,173,731
Boston Scientific Corp. (a)	30,770	1,180,952
Danaher Corp.	6,311	833,178
Masimo Corp. (a)	3,579	494,904
Medtronic PLC	25,858	2,355,147
PerkinElmer, Inc.	10,350	997,326
STERIS PLC	3,932	503,414
West Pharmaceutical Services, Inc.	6,028	664,286
		$8,202,938
Metals & Mining – 0.2%
Teck Resources Ltd., “B”	13,630	$315,943
Natural Gas - Pipeline – 0.5%
Enterprise Products Partners LP	19,635	$571,378
Equitrans Midstream Corp.	17,184	374,268
		$945,646
Network & Telecom – 1.3%
Cisco Systems, Inc.	44,556	$2,405,579
Interxion Holding N.V. (a)	4,818	321,505
		$2,727,084

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.7%
Apergy Corp. (a)	6,796	$279,044
Cactus, Inc., “A” (a)	9,790	348,524
Core Laboratories N.V.	3,788	261,107
Patterson-UTI Energy, Inc.	27,730	388,775
Schlumberger Ltd.	4,836	210,704
		$1,488,154
Other Banks & Diversified Financials – 6.4%
Bank OZK	24,045	$696,824
BB&T Corp.	39,102	1,819,416
Citigroup, Inc.	42,357	2,635,452
EuroDekania Ltd. (u)	151,350	17,827
Mastercard, Inc., “A”	16,080	3,786,036
Prosperity Bancshares, Inc.	3,445	237,912
Signature Bank	9,069	1,161,467
U.S. Bancorp	36,207	1,744,815
Wintrust Financial Corp.	12,457	838,730
		$12,938,479
Pharmaceuticals – 6.3%
Elanco Animal Health, Inc. (a)	72,220	$2,316,095
Eli Lilly & Co.	11,141	1,445,656
Johnson & Johnson	22,115	3,091,456
Pfizer, Inc.	83,880	3,562,384
Zoetis, Inc.	23,698	2,385,678
		$12,801,269
Pollution Control – 0.4%
Evoqua Water Technologies LLC (a)	25,878	$325,545
Waste Connections, Inc.	6,464	572,646
		$898,191
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	6,557	$1,350,939
Kansas City Southern Co.	10,951	1,270,097
		$2,621,036
Real Estate – 2.7%
Industrial Logistics Properties Trust, REIT	39,510	$796,917
Life Storage, Inc., REIT	1,939	188,607
Medical Properties Trust, Inc., REIT	116,576	2,157,822
STORE Capital Corp., REIT	28,369	950,361
Sun Communities, Inc., REIT	2,645	313,485
W.P. Carey, Inc., REIT	14,446	1,131,555
		$5,538,747
Restaurants – 1.5%
Aramark	15,809	$467,156
Starbucks Corp.	28,601	2,126,199
U.S. Foods Holding Corp. (a)	15,630	545,643
		$3,138,998
Specialty Chemicals – 0.3%
Dow, Inc. (a)(w)	3,093	$159,675
Univar, Inc. (a)	17,307	383,523
		$543,198

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 5.6%
Amazon.com, Inc. (a)(s)	3,618	$6,442,753
Costco Wholesale Corp.	7,233	1,751,399
Floor & Decor Holdings, Inc. (a)	21,361	880,500
Ross Stores, Inc.	15,369	1,430,854
Tractor Supply Co.	8,339	815,221
		$11,320,727
Telecommunications - Wireless – 2.3%
American Tower Corp., REIT	23,489	$4,628,742
Telephone Services – 0.6%
Verizon Communications, Inc.	21,187	$1,252,787
Tobacco – 0.6%
Philip Morris International, Inc.	14,810	$1,309,056
Utilities - Electric Power – 3.1%
American Electric Power Co., Inc.	11,006	$921,752
Avangrid, Inc.	8,437	424,803
CenterPoint Energy, Inc.	19,198	589,379
CMS Energy Corp.	13,398	744,125
Evergy, Inc.	11,027	640,117
Exelon Corp.	18,970	950,966
NextEra Energy, Inc.	6,421	1,241,308
Xcel Energy, Inc.	14,486	814,259
		$6,326,709
Total Common Stocks		$202,567,896
Convertible Preferred Stocks – 0.2%
Natural Gas - Distribution – 0.1%
South Jersey Industries, Inc., 7.25%	4,203	$216,791
Utilities - Electric Power – 0.1%
American Electric Power Co., Inc., 6.125%	1,150	$59,167
Total Convertible Preferred Stocks		$275,958
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 2.48% (v)	391,105	$391,105
Securities Sold Short – (0.8)%
Medical & Health Technology & Services – (0.3)%
Healthcare Services Group, Inc.	(20,858)	$(688,105)
Telecommunications - Wireless – (0.5)%
Crown Castle International Corp., REIT	(6,970)	$(892,160)
Total Securities Sold Short		$(1,580,265)

Other Assets, Less Liabilities – 0.3%		684,519
Net Assets – 100.0%		$202,339,213
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $391,105 and $202,843,854, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

Portfolio of Investments (unaudited) – continued
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security. At March 31, 2019, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
At March 31, 2019, the fund had cash collateral of $733,426 and other liquid securities with an aggregate value of $1,661,432 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$198,502,577	$—	$—	$198,502,577
Canada	3,251,165	—	—	3,251,165
Ireland	750,780	—	—	750,780
Netherlands	321,505	—	—	321,505
Cayman Islands	—	—	17,827	17,827
Mutual Funds	391,105	—	—	391,105
Total	$203,217,132	$—	$17,827	$203,234,959
Securities Sold Short	$(1,580,265)	$—	$—	$(1,580,265)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/18	$18,858
Change in unrealized appreciation or depreciation	(1,031)
Balance as of 3/31/19	$17,827
The net change in unrealized appreciation or depreciation from investments held as level 3 at March 31, 2019 is $(1,031). At March 31, 2019, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,864,156	10,638,265	(13,111,316)	391,105
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(151)	$39	$—	$10,965	$391,105